Other liabilities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Liabilities
Other financial liabilities		R$ 92,556,433	R$ 86,407,304
Credit card transactions	[1]	33,097,889	27,368,218
Foreign exchange transactions	[2]	37,404,746	36,784,241
Loan assignment obligations		4,484,288	5,199,819
Capitalization bonds		9,134,099	8,400,640
Securities trading		3,838,999	3,992,900
Lease liabilities (Note 23b)		4,596,412	4,661,486
Other liabilities		41,052,291	35,683,882
Third party funds in transit	[3]	7,750,360	7,831,919
Provision for payments		11,527,472	9,065,571
Sundry creditors		4,780,536	4,389,071
Social and statutory		5,570,334	504,418
Other taxes payable		2,309,741	2,535,903
Liabilities for acquisition of assets and rights		822,479	1,375,489
Other		8,291,369	9,981,511
Total		R$ 133,608,724	R$ 122,091,186

[1]	Refers to amounts payable to merchants;
[2]	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and
[3]	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.